CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net revenues:
-Non-related parties	$ 2,958,058,241	$ 1,637,966,032	$ 1,284,316,201
-Related parties	2,568,369	16,390,032	10,513,212
Total net revenues	2,960,626,610	1,654,356,064	1,294,829,413
Cost of revenues
-Non-related parties	2,375,025,074	1,363,048,060	1,193,507,964
-Related parties	4,608,160	15,613,033	10,960,019
Total cost of revenues	2,379,633,234	1,378,661,093	1,204,467,983
Gross profit	580,993,376	275,694,971	90,361,430
Operating expenses:
Selling expenses	125,796,632	88,426,136	91,052,729
General and administrative expenses	76,826,038	44,767,586	128,826,340
Research and development expenses	12,056,951	11,684,993	12,998,122
Total operating expenses	214,679,621	144,878,715	232,877,191
Income (loss) from operations	366,313,755	130,816,256	(142,515,761)
Other income (expenses):
Interest expense	(48,905,848)	(46,244,456)	(53,304,640)
Interest income	14,361,107	11,972,758	13,359,962
Gain (loss) on change in foreign currency derivatives	19,656,236	10,764,226	(4,369,173)
Foreign exchange loss	(32,218,686)	(51,468,616)	(10,707,889)
Investment loss			(1,081,700)
Others	1,623,087	427,560
Other expenses, net	(45,484,104)	(74,548,528)	(56,103,440)
Income (loss) before income taxes and equity in loss of unconsolidated investees	320,829,651	56,267,728	(198,619,201)
Income tax (expense) benefit	(77,430,913)	(7,638,786)	5,433,410
Equity in earnings (loss) of unconsolidated investees	487,346	(3,064,006)	(1,969,306)
Net income (loss)	243,886,084	45,564,936	(195,155,097)
Less: net income (loss) attributable to non-controlling interests	4,384,767	13,905,660	313,594
Net income (loss) attributable to Canadian Solar Inc.	$ 239,501,317	$ 31,659,276	$ (195,468,691)
Earnings (loss) per share - basic	$ 4.40	$ 0.68	$ (4.53)
Shares used in computation - basic	54,408,037	46,306,739	43,190,778
Earnings (loss) per share - diluted	$ 4.11	$ 0.63	$ (4.53)
Shares used in computation - diluted	59,354,615	50,388,284	43,190,778